RECLASSIFICATIONS AND REVISIONS TO MARCH 31, 2025 CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF FINANCIAL RESTATEMENTS

The revisions to the three months ended March 31, 2025 consolidated financial statements are as follows:

Financial Statement Line Item	As Previously Reported	Revisions	As Revised
Right of use asset	$799,739	$324,352	$1,124,091
Other current assets	$180,328	$104,106	$284,434
Total Assets	$8,455,666	$428,458	$8,884,124

Operating lease liabilities – current	$236,343	$44,453	$280,796
Operating lease liabilities - non-current	$592,587	$280,924	$873,511
Accrued expenses	$390,461	$106,954	$497,415
Total Liabilities	$1,648,085	$432,331	$2,080,416

Retained earnings	$(3,534,238)	$(3,873)	$(3,538,111)
Total Equity	$6,807,581	$(3,873)	$6,803,708